NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
NET CHANGE IN OPERATING ASSETS AND LIABILITIES DISCLOSURE [Abstract]
NET CHANGE IN OPERATING ASSETS AND LIABILITIES	NET CHANGE IN OPERATING ASSETS AND LIABILITIES
Net cash provided by (used in) operating activities attributable to the net change in operating assets and liabilities is composed of the following (in millions):

Year Ended December 31,	2018	2017	2016
(Increase) decrease in trade accounts receivable	$27	$(108)	$(28)
(Increase) decrease in inventories	(203)	(276)	(142)
(Increase) decrease in prepaid expenses and other assets	(221)	506	279
Increase (decrease) in accounts payable and accrued expenses	(251)	(573)	(540)
Increase (decrease) in accrued income taxes	(17)	(159)	750
Increase (decrease) in other liabilities[1]	(575)	4,052	(544)
Net change in operating assets and liabilities	$(1,240)	$3,442	$(225)

[1] The increase in other liabilities in 2017 was primarily due to the one-time transition tax required by the Tax Reform Act signed into law on
December 22, 2017. Refer to Note 15.